Other income (expenses), net (Tables)	12 Months Ended
Mar. 31, 2015
Other income and (expenses) [Abstract]
Schedule of Other Income and (Expenses)

	Year ended March 31,
	2013	2014	2015
Gain on disposal of property, plant and equipment	$59	$375	$262
Exchange gain (loss)	53	40	(205)
Provision for doubtful accounts, net	(214)	19	(73)
Impairment of property, plant and equipment	(197)	(490)	—
Impairment of goodwill	—	(392)	—
Others	532	234	109
Other income (expenses), net from continuing operations	$233	$(214)	$93